Total
Small Company Fund
Tributary Small Company Fund
Investment Objective
The Tributary Small Company Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Small Company Fund		Institutional Class	Institutional Plus Class
Management Fees		0.85%	0.85%
Distribution (12b-1) Fees		none	none
Other Expenses		0.26%	0.20%
Shareholder Servicing Fee		0.23%	none
Total Other Expenses		0.49%	0.20%
Total Annual Fund Operating Expenses		1.34%	1.05%
Fee Waiver	[1]	(0.15%)	(0.09%)
Total Annual Fund Operating Expenses Less Fee Waiver	[2]	1.19%	0.96%
[1]	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.96%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus through August 1, 2021, unless the Board of Directors approves a change in or elimination of the waiver.
[2]	Expense information in the table has been restated to reflect current fees. Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap.

Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that this example reflects the fee waiver/expense reimbursement arrangement for the Fund through August 1, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Small Company Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	121	410	720	1,600
Institutional Plus Class	98	325	571	1,274

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest at least 80% of its assets in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights, of companies with small market capitalization. A company’s market capitalization is generally considered “small” if it is less than $5 billion. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”).

The investment adviser seeks to implement a value oriented approach to the portfolio that targets companies whose stock is trading below what the investment adviser considers its intrinsic value. The investment adviser may also consider other factors, including price-to-earnings ratio, balance sheet strength, cash flow, capital usage efficiency, management style and adaptability, market share, product lines and pricing flexibility, distribution systems, and use of technology to improve productivity and quality.

Principal Risks

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities, including common stocks, preferred stocks, rights and convertible securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Rights Risk: Rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. If a right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right. The market for rights may be very limited.

Small-Cap Stock Risk: Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Value Investing Risk: The Fund’s value approach to investing could cause it to underperform other funds that employ a different investment style, depending on market conditions and investor sentiment. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Foreign Securities Risk: These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

ADR Risk: In sponsored ADR programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored ADR programs, the issuer may not be involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored ADR programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of the sponsored program.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

●	Counterparty Risk: The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

●	Interest Rate Risk: The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Options Risk: The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) underlying the options which may cause investment losses for the Fund. Over-the-counter options expose the Fund to counterparty risk.

Performance History for Past 10 Years

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to-year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns – Institutional Class (%) Annual Returns as of December 31

The Institutional Class’ total return for the six-month period ended June 30, 2020 was -23.94%.
Best Quarter	Worst Quarter
12/31/10	09/30/11
17.16%	-18.95%

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - Small Company Fund	1 Year	5 Years	10 Years
Institutional Class	23.17%	8.16%	11.59%
Institutional Class | After Taxes on Distributions	22.79%	7.35%	10.60%
Institutional Class | After Taxes on Distributions and Sales	13.98%	6.34%	9.46%
Institutional Plus Class	23.44%	8.40%	11.82%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	25.52%	8.23%	11.83%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39%	6.99%	10.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for the Institutional Class only, and after tax returns for the Institutional Plus Class will vary.